Long-term debt-Term loans (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 29, 2012	Oct. 06, 2011	Nov. 19, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	Jan. 27, 2016	May 29, 2015	May 21, 2014	Apr. 11, 2014	Dec. 31, 2013
Long term debt term loans [Line Items]
Draw down amount up to the end of the period				$ 113,700,000
Loan for acquisition vessels Sealand New York Sealand Washington [Member]
Long term debt term loans [Line Items]
Loan modification date				Aug. 10, 2016
Maximum Borrowing Capacity				$ 150,000,000
Line of Credit Facility Initiation Date				May 2008
Maximum borrowing capacity per vessel				$ 75,000,000
Debt Instrument Carrying Amount								$ 78,000,000
Loan for acquisition vessel Maersk Kokura [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 75,000,000
Line of Credit Facility Initiation Date				January 2008
Debt Instrument Carrying Amount				$ 22,375,000
Number of outstanding installments				3
Line of Credit Facility Frequency of Payments				semi annual
Line of Credit Periodic Payment of Principal				$ 4,125,000
Line of Credit Final Payment of Principal				$ 10,000,000
Line of Credit Payment of Principal remaining period				February 2017 to February 2018
Loan for acquisition vessels Maersk Kawasaki Maersk Kure [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 150,000,000
Line of Credit Facility Initiation Date				December 2007
Maximum borrowing capacity per vessel				$ 75,000,000
Debt Instrument Carrying Amount				$ 54,000,000						$ 66,000,000
Number of outstanding installments				8
Line of Credit Facility Frequency of Payments				semi annual
Line of Credit Final Payment of Principal				$ 12,000,000
Line of Credit Payment of Principal remaining period				June 2017 until December 2020
Loan for acquisition vessel Cosco Beijing [Member]
Long term debt term loans [Line Items]
Loan modification date				Aug. 10, 2016
Maximum Borrowing Capacity				$ 90,000,000
Line of Credit Facility Initiation Date				June 2006
Debt Instrument Carrying Amount								$ 38,500,000
Loan for acquisition vessel Cosco Guangzhou [Member]
Long term debt term loans [Line Items]
Loan modification date				Dec. 22, 2016
Line of Credit Facility Initiation Date				February 2006
Debt Instrument Carrying Amount				$ 37,500,000			$ 37,500,000
Loan available for draw down [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 120,000,000
Line of Credit Facility Initiation Date				November 2010
Available period for draw down			18 months
Loan for acquisition vessels Msc Romanos (tranche a) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 38,500,000
Debt Instrument Carrying Amount				18,288,000
Loan for acquisition vessels Msc Methoni (tranche b) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				42,000,000
Debt Instrument Carrying Amount				$ 21,000,000
Number of outstanding installments				12
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,050,000
Balloon payment				$ 8,400,000
Line of Credit Payment of Principal remaining period				January 2017 to October 2019
Loan for acquisition vessels MSC Ulsan (tranche c) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 21,000,000
Debt Instrument Carrying Amount				$ 11,025,000
Number of outstanding installments				13
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 525,000
Balloon payment				$ 4,200,000
Line of Credit Payment of Principal remaining period				February 2017 to February 2020
Loan for acquisition vessel Koroni (tranche d) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 7,470,000
Debt Instrument Carrying Amount				0
Loan repayment due to sale of vessels												$ 4,200,000
Loan for acquisition vessel Kyparissia (tranche e) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				7,470,000
Debt Instrument Carrying Amount				0
Loan repayment due to sale of vessels											$ 2,334,000
Loan for acquisition construction (three tranches - one for each hull) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 229,200,000
Line of Credit Facility Initiation Date				April 2011
Loan for acquisition construction MSC Athens and MSC Athos [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 140,000,000
Line of Credit Facility Initiation Date				April 2011
Draw down amount up to the end of the period														$ 133,700,000
Loan for acquisition and construction of Three hulls - Valor-Valiant [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount				$ 117,145,000
Number of outstanding installments				14
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,273,400
Balloon payment				$ 40,744,800
Line of Credit Payment of Principal remaining period				January 2017 to June 2020
Loan for acquisition and construction of Three hulls - Vantage C [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount				$ 61,119,000
Number of outstanding installments				16
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,273,400
Balloon payment				$ 40,744,800
Line of Credit Payment of Principal remaining period				February 2017 to November 2020
Loan for acquisition construction (two tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 152,800,000
Line of Credit Facility Initiation Date				August 2011
Loan for acquisition and construction of Two S hulls - Value [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount				$ 57,300,000
Number of outstanding installments				14
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,364,300
Balloon payment				$ 38,199,600
Line of Credit Payment of Principal remaining period				March 2017 to June 2020
Loan for acquisition and construction of Two S hulls - Valence [Member]
Long term debt term loans [Line Items]
Debt Instrument Carrying Amount				$ 58,664,000
Number of outstanding installments				15
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,364,300
Balloon payment				$ 38,199,600
Line of Credit Payment of Principal remaining period				February 2017 to August 2020
Loan to partly finance agreegate market value eleven vessels [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		$ 113,700,000
Draw down date		March 2012
Supplemental agreement for Loan to partly finance agreegate market value eleven vessels partly finance acquisition Stadt Luebeck [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period	$ 11,300,000
Draw down date	August 2012
Supplemental agreement for loan to partly finance acquisition of eleven vessels and partly finance acquisition of vessel Neapolis [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period													$ 9,000,000
Long-term debt [Member]
Long term debt term loans [Line Items]
Term loans additional information

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 130% and restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

Loan interest rates range				1.98%-6.04%	1.11%-6.75%	1.03%-6.75%
Weighted average interest rates				4.70%	4.20%	4.20%
Interest expense (including swap interest interest capitalized) [Member]
Long term debt term loans [Line Items]
Interest expense excluding amortization				$ 59,702,000	$ 72,384,000	$ 77,655,000
Uriza Shipping SA Loan [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity									$ 39,000,000
Line of Credit Facility Initiation Date				May 6, 2016
Debt Instrument Carrying Amount				$ 36,833,000
Number of outstanding installments				18
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 1,083,300
Balloon payment				$ 17,333,300
Line of Credit Payment of Principal remaining period				February 2017 to May 2021
Costis Christos Capentanissa [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 116,500,000
Debt Instrument Carrying Amount				$ 109,000,000
Number of outstanding installments				19
Line of Credit Facility Frequency of Payments				variable quarterly
Balloon payment				$ 43,500,000
Line of Credit Payment of Principal remaining period				February 2017 to August 2021
Rena Finch Joyner Corporations Working Capital [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 37,500,000
Line of Credit Facility Initiation Date				August 10, 2016
Debt Instrument Carrying Amount				$ 32,000,000
Number of outstanding installments				20
Line of Credit Facility Frequency of Payments				variable quarterly
Balloon payment				$ 11,680,000
Line of Credit Payment of Principal remaining period				March 2017 to December 2021
Loan to partly finance aggregate market value eleven vessels sale of Konstantina [Member]
Long term debt term loans [Line Items]
Date of loan repayment				May 2014
Loan repayment due to sale of vessels				$ 6,495,000
Loan to partly finance aggregate market value eleven vessels sale of Akritas [Member]
Long term debt term loans [Line Items]
Date of loan repayment				September 2014
Loan repayment due to sale of vessels				$ 6,000,000
Loan to partly finance aggregate market value eleven vessels sale of MSC Challenger [Member]
Long term debt term loans [Line Items]
Date of loan repayment				November 2015
Loan repayment due to sale of vessels				$ 3,900,000
Loan to partly finance aggregate market value eleven vessels sale of Karmen [Member]
Long term debt term loans [Line Items]
Date of loan repayment				July 2016
Debt Instrument Carrying Amount				$ 0
Loan repayment due to sale of vessels				3,835,000
Loan to partly finance aggregate market value eleven vessels [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity				$ 120,000,000
Line of Credit Facility Initiation Date				October 2011
Debt Instrument Carrying Amount				$ 53,475,000
Number of outstanding installments				8
Line of Credit Facility Frequency of Payments				quarterly
Line of Credit Periodic Payment of Principal				$ 2,715,000
Balloon payment				$ 31,755,000
Line of Credit Payment of Principal remaining period				March 2017 to December 2018
Loan for acquisition construction MSC Athos [Member]
Long term debt term loans [Line Items]
Date of loan repayment				July 6, 2016
Loan for acquisition construction MSC Athens [Member]
Long term debt term loans [Line Items]
Date of loan repayment				July 15, 2016